Note 11 - Share Capital (Details Textual) $ / shares in Units, $ in Thousands, $ in Millions			6 Months Ended	12 Months Ended
	Dec. 01, 2025 shares	Jun. 06, 2025 CAD ($) $ / shares shares	Nov. 30, 2025 CAD ($)	Nov. 30, 2025 CAD ($) $ / shares shares		Nov. 30, 2024 CAD ($) $ / shares shares		Dec. 13, 2025 USD ($)	Dec. 12, 2025 USD ($)	Dec. 08, 2025 CAD ($)	Dec. 08, 2025 USD ($)	Dec. 20, 2024 USD ($)	Nov. 24, 2023 USD ($)
Statement Line Items [Line Items]
Flow-through recovery				$ 101		$ 0
Increase (decrease) in number of shares outstanding through exercise of options (in shares) | shares				656,751		271,189
Weighted average share price (in CAD per share) | $ / shares				$ 2.11		$ 1.2
Number of share options exercised in share-based payment arrangement				1,091,984	[1]	2,029,500	[2]
Increase (decrease) in number of shares outstanding through exercise of options on net exercise basis (in shares) | shares				254,251		237,189
Number of share options exercised on net exercise basis in share-based payment arrangement (in shares) | shares				689,484		1,995,500
Share options 1 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees and consultants				$ 1,259		$ 1,506
Restricted shares [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees and consultants				$ 951		$ 523
Major ordinary share transactions [member] | Restricted shares [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding through restriced share rights vested (in shares) | shares	418,750
Number of other equity instruments outstanding in share-based payment arrangement	195,329
ATM program [member]
Statement Line Items [Line Items]
Issue of equity, maximum distribution amount													$ 50.0
Maximum aggregate gross sales proceeds of shares													$ 50.0
Issue of equity, number of shares (in shares) | shares				13,033,493		10,873,320
Proceeds from issuing shares				$ 21,319		$ 13,114
Share issue related cost				533		328
ATM program [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Maximum aggregate gross sales proceeds of shares								$ 10.1	$ 6.1	$ 50,000	$ 50.0	$ 50.0
Flow-through share financing [member]
Statement Line Items [Line Items]
Proceeds from issuing shares		$ 500		$ 500		$ 0
Number of shares issued (in shares) | shares		373,135
Shares issued, price per share 1 (in CAD per share) | $ / shares		$ 1.34
Flow-through premium liability, fair value		$ 101	$ 0
Flow-through recovery			$ 101

[1]	During the year ended November 30, 2025, the Company issued 656,751 common shares at weighted average trading prices of $2.11. The Common shares were issued pursuant to the exercise of 1,091,984 share options, of which 254,251 common shares were issued pursuant to the exercise of 689,484 share options on a net exercise basis.
[2]	During the year ended November 30, 2024, the Company issued 271,189 common shares at weighted average trading prices of $1.20. The Common shares were issued pursuant to the exercise of 2,029,500 share options, of which 237,189 common shares were issued pursuant to the exercise of 1,995,500 share options on a net exercise basis.